LONG-TERM BORROWINGS - Future cash flow (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Houfu
Debt Instrument [Line Items]
For the year ended December 31, 2023	¥ 62,921	$ 9,123
Total future cash flow	62,921	9,123
Chengdu Gongtou Plan
Debt Instrument [Line Items]
For the year ended December 31, 2023	21,531	3,122
For the year ended December 31, 2024	390	57
Total future cash flow	¥ 21,921	$ 3,179